Please file this Statement of Additional Information Supplement with your records.


                           STRONG CONSERVATIVE PORTFOLIO
                             STRONG MODERATE PORTFOLIO
                             STRONG AGGRESSIVE PORTFOLIO

        Supplement to the Statement of Additional Information dated May 1, 2003


On November 14, 2003 the Board of Directors approved revisions to the underlying fund allocation of each of the Life Stage Series portfolios, to be effective February 2, 2004.

Effective February 2, 2004, the following changes are made to the statement of additional information:

All references to the Strong Blue Chip Fund are deleted.

On page 6, the table under "Investment Policies and Techniques - The Underlying Funds", is deleted and replaced with the following:

---------------------------------------------------- ----------------- ------------------ ---------------------
                Underlying Funds(1)                    Conservative        Moderate            Aggressive
---------------------------------------------------- ----------------- ------------------ ---------------------
Strong Advisor Common Stock - Class Z                      10%                20%                 25%
---------------------------------------------------- ----------------- ------------------ ---------------------
Strong Advisor U.S. Value - Class K                         5%                10%                 10%
---------------------------------------------------- ----------------- ------------------ ---------------------
Strong Endeavor Fund - Investor Class                      10%                15%                 20%
---------------------------------------------------- ----------------- ------------------ ---------------------
Strong Government Securities - Investor Class              15%                10%                  5%
---------------------------------------------------- ----------------- ------------------ ---------------------
Strong Growth and Income - Class K                         10%                10%                 15%
---------------------------------------------------- ----------------- ------------------ ---------------------
Strong Overseas - Investor Class                            5%                5%                  10%
---------------------------------------------------- ----------------- ------------------ ---------------------
Strong Short-Term Bond - Investor Class                    15%                10%                  5%
---------------------------------------------------- ----------------- ------------------ ---------------------
Strong Ultra Short-Term Income - Investor Class            30%                20%                 10%
---------------------------------------------------- ----------------- ------------------ ---------------------

(1)While the Funds will generally be invested according to these allocations, they may invest up to 5% of their assets in either the Institutional Class shares of the Strong Heritage Money Fund or in cash-type securities (high-quality, short-term debt securities issued by corporations, banks, and other financial institutions) as a cash management tool.

The following investment policies and techniques, which can be found on pages 6
- 34 of the Statement of Additional Information, are applicable to the Endeavor
Fund: Asset-Backed Debt Obligations, Borrowing, Cash Management, Convertible Securities, Debt Obligations, Depositary Receipts, Derivative Instruments, Exchange-Traded Funds, Foreign Investment Companies, Foreign Securities, Governmental/Municipal Obligations, High-Yield (High-Risk) Securities, Illiquid Securities, Inflation-Indexed Securities, Lending of Portfolio Securities, Mortgage-Backed Debt Securities, Preferred Stock, Repurchase Agreements, Reverse Repurchase Agreements and Mortgage Dollar Rolls, Short Sales, Small and Medium Companies, Sovereign Debt, Standby Commitments, Temporary Defensive Position, U.S. Government Securities, Variable- or Floating-Rate Securities, Warrants, When-Issued and Delayed-Delivery Securities, Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities.

The following investment policies and techniques, which can be found on pages 6
- 34 of the Statement of Additional Information, are applicable to the Ultra Short-Term Income Fund: Asset-Backed Debt Obligations, Borrowing, Cash Management, Commercial Paper, Convertible Securities, Debt Obligations, Derivative Instruments, Duration of Debt Securities, Exchange-Traded Funds, Foreign Investment Companies, Foreign Securities, Governmental/Municipal Obligations, High-Yield (High-Risk) Securities, Illiquid Securities, Inflation-Indexed Securities, Lending of Portfolio Securities, Loan Interests, Maturity, Mortgage-Backed Debt Securities, Repurchase Agreements, Reverse Repurchase Agreements and Mortgage Dollar Rolls, Rule 2a-7: Maturity, Quality, and Diversification Restrictions, Short Sales, Temporary Defensive Position, U.S. Government Securities, Variable- or Floating-Rate Securities, Warrants, When-Issued and Delayed-Delivery Securities, Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities. Sector Concentration is also applicable to the Ultra Short-Term Income Fund; however, only the following language is applicable:

Sector Concentration

From time to time, the Fund may invest 25% or more of its assets in municipal bonds that are related in such a way that an economic, business, or political development or change affecting one such security could also affect the other securities. Such related sectors may include community development, health care, transportation, single-family housing, multiple-family housing, industrial development, utilities, and education. The Fund also may invest 25% or more of its assets in municipal bonds whose issuers are located in the same state. Such states may include California, Minnesota, Pennsylvania, Texas, New York, Florida, Illinois, and Wisconsin.

On page 40, the following information is added to the Current Annual Management Fee Rate table:

                                                             Current Annual Management Fee Rate
------------------------------------------ ------------------------------------------------------------------------
                                                                  Average Daily Net Assets
------------------------------------------ ----------------------- ------------------------ -----------------------
                                              For assets under          For the next              For assets
Fund                                             $4 billion         $2 billion in assets     $6 billion and above
------------------------------------------ ----------------------- ------------------------ -----------------------
Endeavor Fund                                    0.75%                  0.725%                      0.70%
Ultra Short-Term Income Fund                     0.30%                  0.275%                      0.25%

On page 5, under "Non-Fundamental Operating Policies", Item 6 is deleted and replaced with the following:

6. Engage in futures or options on futures transactions that are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act.

On page 11, under "Derivative Instruments, General Limitations", the second paragraph is deleted and replaced with the following:

         The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA") and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Under "DIRECTORS AND OFFICERS", the Director and Officer table is deleted and replaced with the following:

                                             DATE FIRST
                               POSITIONS     ELECTED OR
      NAME, ADDRESS,             HELD        APPOINTED         PRINCIPAL OCCUPATIONS DURING
          AND AGE             WITH FUNDS     TO OFFICE                 PAST 5 YEARS                 CERTAIN OTHER DIRECTORSHIPS HELD
---------------------------- -------------- ------------- --------------------------------------- ----------------------------------

DIRECTORS WHO ARE "INTERESTED PERSONS"

Richard S. Strong*           Director        September  Director   of   the   Advisor    since
P.O. Box 2936                                   1981    September   1981;   Chairman   of  the
Milwaukee, WI 53201                                     Advisor  since  October  1991;   Chief
Age 61                                                  Investment   Officer  of  the  Advisor
                                                        since January 1996;  Security  Analyst
                                                        and  Portfolio  Manager of the Advisor
                                                        since 1985;  Chief  Executive  Officer
                                                        of the  Advisor  from  1974  to  1985;
                                                        Chairman    of    Strong     Financial
                                                        Corporation  (holding  company)  since
                                                        May 2001;  Director  and  Chairman  of
                                                        Strong   Service    Corporation    (an
                                                        investment    advisor)   since   1995;
                                                        Director   and   Chairman   of  Strong
                                                        Investor  Services,  Inc.  (a transfer
                                                        agent and  administrator)  since  July
                                                        2001.  Chairman  of the  Board  of the
                                                        Strong  Funds  from  October  1991  to
                                                        November 2003.

                                                        Mr.  Strong  founded  the  Advisor  in
                                                        1974  and has  been in the  investment
                                                        management business since 1967.

DIRECTORS WHO ARE NOT "INTERESTED PERSONS"

Willie D. Davis              Director           July    President and Chief Executive Officer   Director   of    Wisconsin    Energy
161 North La Brea                               1994    of All Pro Broadcasting, Inc. since     Corporation  (formerly WICOR,  Inc.)
Inglewood, CA  90301                                    1977.                                   (a  utility   company)  since  1990,
Age 69                                                                                          Metro-Goldwyn-Mayer,     Inc.    (an
                                                                                                entertainment  company)  since 1998,
                                                                                                Bassett Furniture  Industries,  Inc.
                                                                                                since   1997,   Checker's   Drive-In
                                                                                                Restaurants,  Inc. (formerly Rally's
                                                                                                Hamburgers,    Inc.)   since   1994,
                                                                                                Johnson    Controls,     Inc.    (an
                                                                                                industrial  company) since 1992, MGM
                                                                                                Mirage  (formerly  MGM Grand,  Inc.)
                                                                                                (an   entertainment/hotel   company)
                                                                                                since  1990,  Dow  Chemical  Company
                                                                                                since 1988,  Sara Lee Corporation (a
                                                                                                food/consumer    products   company)
                                                                                                since  1983,   Alliance  Bank  since
                                                                                                1980,    and   Manpower    Inc.   (a
                                                                                                world-wide   provider   of  staffing
                                                                                                services)   since  2001,  and  Kmart
                                                                                                Corporation  (a  discount   consumer
                                                                                                products   company)   from  1985  to
                                                                                                2003,  and Trustee of the University
                                                                                                of Chicago  since 1980 and Marquette
                                                                                                University since 1988.

Stanley Kritzik              Director         January   Partner of Metropolitan Associates (a   Director   of    Wisconsin    Health
1123 North Astor Street                         1995    real estate firm) since 1962.           Information  Network since  November
Milwaukee, WI  53202                                                                            1997, Health Network Ventures,  Inc.
Age 73                       Chairman of        July                                            from 1992 to April  2000;  Member of
                             the Audit          2000                                            the Board of  Governors  of Snowmass
                             Committee                                                          Village  Resort   Association   from
                                                                                                October  1999  until  October  2002,
                                                                                                and  Director of Aurora  Health Care
                                                                                                from  September  1987  to  September
                                                                                                2002.

William F. Vogt              Director         January   Senior Vice  President  of IDX Systems
P.O. Box 7657                                   1995    Corporation  (a management  consulting
Avon, CO  81620                                         firm)  since June 2001;  President  of
Age 56                       Chairman         January   Vogt Management Consulting,  Inc. from
                             of the             1995    July 1990 to June 2001;  former Fellow
                             Independent                of the  American  College  of  Medical
                             Directors                  Practice Executives.
                             Committee

Neal Malicky                 Director         December  President  Emeritus of Baldwin-Wallace  Director    of    Aspire    Learning
4608 Turnberry Drive                            1999    College  since July  2000;  Chancellor  Corporation    since    June   2000;
Lawrence, KS  66047                                     of  Baldwin-Wallace  College from July  Trustee   of   Southwest   Community
Age 69                                                  1999  to  June  2000;   President   of  Health      Systems,       Cleveland
                                                        Baldwin-Wallace   College   from  July  Scholarship    Program,    and   The
                                                        1981 to June 1999.                      National  Conference  for  Community
                                                                                                and Justice  until  2001;  President
                                                                                                of  the  National   Association   of
                                                                                                Schools  and  Colleges of the United
                                                                                                Methodist  Church,   Chairperson  of
                                                                                                the   Association   of   Independent
                                                                                                Colleges and  Universities  of Ohio,
                                                                                                and   Secretary   of  the   National
                                                                                                Association of Independent  Colleges
                                                                                                and Universities until 2001.

Gordon B. Greer              Director          March    Of Counsel for Bingham  McCutchen  LLP
P.O. Box 2936                                   2002    (a  law  firm   previously   known  as
Milwaukee, WI  53201                                    Bingham   Dana   LLP)   from  1997  to
Age 71                                                  February 2002.

                                                        From 1967 to 1997,  Mr.  Greer  served
                                                        as a Partner of Bingham McCutchen.  On
                                                        behalf of Bingham McCutchen,
                                                        Mr. Greer provided  representation  to
                                                        the  disinterested  directors  of  the
                                                        Strong  Funds  from  1991 to  February
                                                        2002.  Bingham  McCutchen has provided
                                                        representation   to  the   Independent
                                                        Directors  of the Strong  Funds  since
                                                        1991.
OFFICERS

Ane K. Ohm                   Anti-Money       November  Director      of      Mutual      Fund
P.O. Box 2936                Laundering         2002    Administration   of  Strong   Investor
Milwaukee, WI  53201         Compliance                 Services,   Inc.,  since  April  2001;
Age 34                       Officer                    Vice  President  of  Strong   Investor
                                                        Services,  Inc.,  since December 2001;
                                                        Marketing  Services  Manager of Strong
                                                        Investments,  Inc., from November 1998
                                                        to April  2001;  and  Retail  Services
                                                        Financial     Manager     of    Strong
                                                        Investments,  Inc.  from  January 1997
                                                        to November 1998.

Christopher O. Petersen      Vice               May     Managing  Counsel of Strong  Financial
P.O. Box 2936                President          2003    Corporation    since    March    2003;
Milwaukee, WI  53201         and                        Assistant    Secretary    of    Strong
Age 33                       Assistant                  Investor  Services,  Inc.  since  June
                             Secretary                  2003;   Corporate   Counsel   at  U.S.
                                                        Bancorp  Asset  Management,  Inc. from
                                                        May  2001  to  March  2003;  Corporate
                                                        Counsel   at  First   American   Asset
                                                        Management,   a  division   U.S.  Bank
                                                        National  Association  ("FAAM"),  from
                                                        September    1999    to   May    2001;
                                                        Compliance   Officer   at  FAAM   from
                                                        January   1999  to   September   1999;
                                                        Associate   at  Mauzy  Law  Firm  from
                                                        September 1997 to December 1998.

Richard W. Smirl             Vice             February  Senior  Counsel  of  Strong  Financial
P.O. Box 2936                President          2002    Corporation   since   December   2001;
Milwaukee, WI  53201                                    Assistant   Executive  Vice  President
Age 36                       Secretary        November  since December 2001;  Secretary of the
                                                2001    Advisor    since     November    2002;
                                                        Assistant  Secretary  of  the  Advisor
                                                        from December  2001 to November  2002;
                                                        Senior  Counsel  of the  Advisor  from
                                                        July 2000 to  December  2001;  General
                                                        Counsel  of Strong  Investments,  Inc.
                                                        ("Distributor")  since  November 2001;
                                                        Vice President,  Secretary,  and Chief
                                                        Compliance  Officer of the Distributor
                                                        since July 2000;  Lead  Counsel of the
                                                        Distributor    from   July   2000   to
                                                        November  2001;   Vice  President  and
                                                        Secretary    of    Strong     Investor
                                                        Services,  Inc.,  since December 2001;
                                                        Partner at  Keesal,  Young & Logan LLP
                                                        (a law firm)  from  September  1999 to
                                                        July 2000;  Associate at Keesal, Young
                                                        & Logan  LLP  from  September  1992 to
                                                        September 1999.

Gilbert L. Southwell III     Assistant          July    Associate  Counsel of Strong Financial
P.O. Box 2936                Secretary          2001    Corporation   since   December   2001;
Milwaukee, WI  53201                                    Assistant  Secretary  of  the  Advisor
Age 49                                                  since   December    2002;    Associate
                                                        Counsel  of  the  Advisor  from  April
                                                        2001  to  December  2001;  Partner  at
                                                        Michael, Best & Friedrich,  LLP (a law
                                                        firm)  from   October  1999  to  March
                                                        2001;  Assistant  General  Counsel  of
                                                        U.S.   Bank,   National    Association
                                                        (formerly  Firstar Bank,  N.A.) and/or
                                                        certain  of  its   subsidiaries   from
                                                        November 1984 to September 1999.

John W. Widmer               Treasurer         April    Treasurer  of the Advisor  since April
P.O. Box 2936                                   1999    1999;    Assistant    Secretary    and
Milwaukee, WI  53201                                    Assistant    Treasurer    of    Strong
Age 38                                                  Financial  Corporation  since December
                                                        2001;   Treasurer  of  Strong  Service
                                                        Corporation    since    April    1999;
                                                        Treasurer and  Assistant  Secretary of
                                                        Strong Investor  Services,  Inc. since
                                                        July   2001;   and   Manager   of  the
                                                        Financial    Management    and   Sales
                                                        Reporting  Systems  department  of the
                                                        Advisor from May 1997 to April 1999.


Thomas M. Zoeller            Vice             October   Executive   Vice   President   of  the
P.O. Box 2936                President          1999    Advisor   since  April   2001;   Chief
Milwaukee, WI  53201                                    Financial   Officer  of  the   Advisor
Age 39                                                  since February 1998;  Secretary of the
                                                        Advisor   from    December   2001   to
                                                        November  2002;  Member of the  Office
                                                        of  the  Chief   Executive  of  Strong
                                                        Financial  Corporation since May 2001;
                                                        Chief Financial  Officer and Treasurer
                                                        of  Strong  Investments,   Inc.  since
                                                        October    1993;     Executive    Vice
                                                        President   and  Secretary  of  Strong
                                                        Investor  Services,  Inc.  since  July
                                                        2001; Executive Vice President,  Chief
                                                        Financial  Officer,  and  Secretary of
                                                        Strong   Service   Corporation   since
                                                        December  2001;  Treasurer  of  Strong
                                                        Service   Corporation  from  September
                                                        1996 to April 1999;  Vice President of
                                                        Strong Service  Corporation from April
                                                        1999 to December  2001;  Member of the
                                                        Office of the Chief  Executive  of the
                                                        Advisor from  November  1998 until May
                                                        2001;  Senior  Vice  President  of the
                                                        Advisor  from  February  1998 to April
                                                        2001;  and Treasurer and Controller of
                                                        the  Advisor   from  October  1991  to
                                                        February 1998.

The following paragraph is added to the Statement of Additional Information.

Customer Identification Requirement
The Fund is required to obtain certain personal information from you in order to verify your identity. If you do not provide this information, the Fund may be unable to open an account for you. If the Fund is unable to verify your identity, it may, without prior notice to you, reject additional purchases, suspend account options, close your account and redeem your shares at the next net asset value (NAV) minus any applicable sales charge, and/or take other action it deems reasonable. You will be responsible for any losses, taxes, expenses, fees, or other results of these actions.

Proxy Voting Policies and Procedures
The following "Proxy Voting Policies and Procedures" information is added to the Statement of Additional Information under "Investment Advisor."

Proxy Voting Policies and Procedures

The following summary describes how Strong Capital Management, Inc. ("Advisor"), as investment adviser to the Strong Family of Funds, generally intends to vote on proxy issues for the securities held in Fund portfolios. The Advisor has been delegated the right and the obligation to vote proxies relating to the Funds' portfolio securities, subject to the oversight of the Board of Directors. In addition, the Advisor is responsible for establishing proxy voting policies and procedures, and reviewing and updating them as necessary.

General Principle.
The Advisor votes any proxy or other beneficial interest in an equity security prudently and solely in the best long-term economic interest of advisory clients and their beneficiaries, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

The Proxy Committee.
The Advisor has established a Proxy Committee that meets as needed to administer, revise, and update the Proxy Voting Policy. In addition, the Proxy Committee meets when necessary to discuss and determine the votes for issues that do not fall into a category described in the Proxy Voting Policy, applying the general principles noted above. For issues that do not fall within predetermined voting guidelines, the Proxy Committee or its delegates may consult with the Portfolio Manager (or a member of the Portfolio Manager's investment team) of the account holding the relevant security for assistance in determining how to cast the vote.

Process.
In order to apply the general policy noted above in a timely and consistent manner, the Proxy Committee has delegated its voting authority to a third-party voting service ("Voting Delegate"). Subject to the oversight of the Proxy Committee, the Voting Delegate follows the written voting guidelines provided by the Advisor. The Voting Delegate reviews the issues on each voting ballot and itemizes them according to the written voting guidelines. Based on the standing instructions given by the Advisor to the Voting Delegate regarding how to vote, the Voting Delegate places and records the votes. When the voting policy relating to a specific issue is not clearly defined in the written voting guidelines, the Voting Delegate refers the vote decision to the Advisor for review.

Routine Corporate Administrative Items.
The Advisor generally is willing to vote with management on matters of a routine administrative nature. The Advisor believes management should be allowed to make those decisions that are essential to the ongoing operation of the company and which are not expected to have a major economic impact on the corporation and its shareholders. Examples of issues on which the Advisor will normally vote with management's recommendation include:

o    Appointment or election of auditors;
o Increases in authorized common or preferred shares (unless management intends to use the additional shares to implement a takeover defense, in which case the proposal will be analyzed on a case-by-case basis);
o    Routine election or re-election of unopposed directors;
o    Director's liability and indemnification;
o Incentive plans, restricted stock plans and bonus plans, when 10% or fewer of the outstanding shares have been allocated to the company's incentive plans, provided, however, the Proxy Committee may approve an allocation over 10% when the members believe such higher percentage is in the best interest of the Advisor's advisory clients given the facts and circumstances surrounding the proposal including, for example, whether a particular industry traditionally requires a company to allocate a higher percentage in order to be competitive;
o Stock option plans, when 10% or fewer or the outstanding shares have been allocated to the company's plans, (including subsidiary plans, share option and share award plans, equity incentive plans and share options), provided, however, the Proxy Committee may approve an allocation over 10% when the members believe such higher percentage is in the best interest of the Advisors' advisory clients given the facts and circumstances surrounding the proposal including, for example, whether a particular industry traditionally requires a company to allocate a higher percentage in order to be competitive;
o    Employee stock purchase or ownership plans;
o    Name changes; and
o    The time and location of the annual meeting.

The Advisor generally opposes minimum share ownership requirements for directors because the Advisor feels that a director can serve a company well regardless of the extent of his or her share ownership.

The Advisor generally abstains from voting for an item denoting "such other business as may come before the meeting" because the Advisor will not vote "for" or "against" issues of which it is not aware.

Special Interest Issues.
While there are many social, religious, political, and other special interest issues that are worthy of public attention, the Advisor believes that the burden of social responsibility generally rests with management. Because the Advisor's primary responsibility in voting proxies is to provide for the greatest long-term shareholder value, the Advisor is generally opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. Accordingly, the Advisor will vote with management's recommendation on issues such as:

o        Restrictions on military contracting;
o        Restrictions on the marketing of controversial products;
o        Restrictions on corporate political activities;
o        Restrictions on charitable contributions;
o        Restrictions on doing business with foreign countries;
o        A general policy regarding human rights;
o        A general policy regarding employment practices;
o        A general policy regarding animal rights;
o        A general policy regarding nuclear power plants;
o        Compensation plans; and
o        Rotating the location of the annual meeting among various cities.

Resolving Material Conflicts of Interest.
The SEC rule describes a potential conflict of interest as occurring when there is a vote between the interests of Fund shareholders, on the one hand, and those of the Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter, on the other.

To eliminate or minimize material conflicts of interest, the Advisor may follow one or more of the following procedures: a) use predetermined voting guidelines,
b) use the recommendations of an independent third party, or c) refer conflicts of interest to the Proxy Committee for a decision.

Proxy Voting Record Retention.
The Advisor retains the following records for a minimum of five years: (1) proxy voting policies and procedures; (2) proxy statements; (3) records of votes cast on behalf of clients; (4) records of clients' requests for proxy voting information; and (5) any documents prepared on behalf of the Advisor that were material in making the decision on how to vote.




The date of this Statement of Additional Information Supplement is November 24, 2003.




RT40073 11-03                                                LIFEST/WH4030 11-03

             Please file this Prospectus Supplement with your records.

                            STRONG LIFE STAGE SERIES
                                 Investor Class

                          STRONG CONSERVATIVE PORTFOLIO
                            STRONG MODERATE PORTFOLIO
                           STRONG AGGRESSIVE PORTFOLIO

Supplement to the Prospectus dated May 1, 2003, as supplemented on November 7, 2003.

On November 14, 2003, the Board of Directors approved revisions to the underlying fund allocation of each of the Life Stage Series portfolios, to be effective February 2, 2004.

Effective February 2, 2004, the following changes are made to the prospectus:

All references to the Strong Blue Chip Fund are deleted.

The table found on page 3 of the prospectus is deleted and replaced with the following:

--------------------------------------------------------- ----------------- ------------------ ------------------
                  Underlying Funds(1)                       Conservative        Moderate          Aggressive
--------------------------------------------------------- ----------------- ------------------ ------------------
Strong Advisor Common Stock - Class Z                           10%                20%                25%
--------------------------------------------------------- ----------------- ------------------ ------------------
Strong Advisor U.S. Value - Class K                              5%                10%                10%
--------------------------------------------------------- ----------------- ------------------ ------------------
Strong Endeavor Fund - Investor Class                           10%                15%                20%
--------------------------------------------------------- ----------------- ------------------ ------------------
Strong Government Securities - Investor Class                   15%                10%                5%
--------------------------------------------------------- ----------------- ------------------ ------------------
Strong Growth and Income - Class K                              10%                10%                15%
--------------------------------------------------------- ----------------- ------------------ ------------------
Strong Overseas - Investor Class                                 5%                5%                 10%
--------------------------------------------------------- ----------------- ------------------ ------------------
Strong Short-Term Bond - Investor Class                         15%                10%                5%
--------------------------------------------------------- ----------------- ------------------ ------------------
Strong Ultra Short-Term Income - Investor Class                 30%                20%                10%
--------------------------------------------------------- ----------------- ------------------ ------------------

(1) While the Funds will generally be invested according to these allocations, they may invest up to 5% of their assets in either the Institutional Class shares of the Strong Heritage Money Fund or in cash-type securities (high-quality, short-term debt securities issued by corporations, banks, and other financial institutions) as a cash management tool.

The following risks are applicable to the Strong Endeavor Fund: stock risks, active management risk, active trading risk, foreign securities risks, growth-style investing risks, and not insured risk. The following risks are applicable to the Strong Ultra Short-Term Income Fund: bond risks, active management risk, derivatives risk, high-yield bond risks, mortgage- and asset-backed securities risks, and not insured risk. Further details on each of the risks can be found on pages 6 - 9 of the prospectus.

Footnote No. 1 to the Calendar Year Total Return and Average Annual Total Return tables on pages 11 and 12, respectively, of the prospectus are deleted and replaced with the following:

(1) Changes were made to the Funds' Underlying Fund allocations on July 15, 2002 and February 2, 2004. The Funds' performance prior to July 15, 2002, and from July 15, 2002 to December 31, 2002 was based on the Underlying Fund allocation effective during those periods.

The Annual Fund Operating Expenses table on page 14 of the prospectus is deleted and replaced with the following.

Annual Fund Operating Expenses Restated for the Current Fiscal Year with Revised Underlying Fund Allocations (1) (as a percent of average net assets)

                                                                                                 Net Annual Operating
                                                                Total Annual      Contractual      Expenses (after
                Management Fees    Other     Underlying Fund      Operating     Waivers and/or   contractual waivers
Fund                             Expenses      Expenses(1)       Expenses(2)      Absorptions   and/or absorptions)(3)
------------------------------------------------------------------------------------------------------------------------
Conservative         NONE          0.40%          1.19%             1.59%            0.34%              1.25%
Moderate             NONE          0.37%          1.34%             1.71%            0.36%              1.35%
Aggressive           NONE          0.56%          1.36%             1.92%            0.47%              1.45%

(1) Underlying Fund Expenses have been restated as if the Underlying Fund allocations effective February 2, 2004 had been in effect during the fiscal year ended December 31, 2002.
(2) Total Annual Operating Expenses do not reflect any Underlying Funds' directed brokerage credits or other expense reimbursements or fee waiver arrangements, if any, for the Underlying Funds or the Funds. After giving effect to these credits, expense reimbursements, and fee waiver arrangements, Total Annual Operating Expenses as of December 31, 2002, were 1.33% for the Conservative Portfolio, 1.44% for the Moderate Portfolio, and 1.43% for the Aggressive Portfolio. Voluntary expense reimbursements and fee waiver arrangements can be modified or terminated at any time.
(3) We have contractually agreed to waive our fees and/or absorb expenses until May 1, 2004, to keep Total Annual Fund Operating Expenses at no more than 1.25% for the Conservative Portfolio, 1.35% for the Moderate Portfolio, and 1.45% for the Aggressive Portfolio.

On page 14 of the prospectus, the Example table is deleted and replaced with the following:

Example: This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund                   1 year               3 years             5 years             10 years
---------------- ------------------- ----------------------- -------------- --------------------------
Conservative            $127                  $469               $834                $1,861
Moderate                $137                  $504               $894                $1,989
Aggressive              $148                  $558               $993                $2,205

On page 16 of the prospectus, Under Other Important Information You Should Know
- Comparing the Underlying Funds, the following information is added to the table.

----------------------- ---------------------------- -------------------------------------------------------------

Underlying Fund            Investment Objective                 Principal Investment Strategy Summary
--------------------- ---------------------------- -------------------------------------------------------------
Endeavor                Capital growth               Focuses, under normal conditions, on stocks (including
                                                     common stocks and securities convertible into common
                                                     stocks) of companies that its managers believe have
                                                     above-average earnings growth prospects.  The Underlying
                                                     Fund invests primarily in large-capitalization companies,
                                                     but also invests in small- and medium-capitalization
                                                     companies.  The Underlying Fund's managers select companies that have attractive growth prospects (e.g., the potential for accelerated earnings growth because of management
                                                     changes, new products, or changes in the economy),
                                                     accelerating sales and earnings, and positive fundamentals
                                                     (e.g., showing a growth trend or that are well positioned
                                                     in a growth industry).  The Underlying Fund may also invest up to 25% of its net assets in foreign securities.  In
                                                     addition, the Underlying Fund may utilize an active trading approach.  The managers may sell a stock when the company's growth prospects become less attractive or to take
                                                     advantage of a better investment opportunity.
----------------------- ---------------------------- -------------------------------------------------------------
Ultra Short-Term        Seeks current income with    Invests, under normal conditions, primarily in very
Income                  a very low degree of         short-term, corporate, and mortgage- and asset-backed
                        share-price fluctuation.     bonds. The Underlying Fund invests at least 75% of its net assets in higher- and medium-quality bonds.  The Underlying
                                                     Fund's average effective maturity is usually one year or
                                                     less.  The Underlying Fund may invest in derivative
                                                     securities for nonspeculative purposes (e.g., to manage
                                                     investment risk, for liquidity, or to enhance the Fund's
                                                     yield).
----------------------- ---------------------------- -------------------------------------------------------------

On page 20 of the prospectus, the following rows are added to the Average Annual Total Returns table and Footnote No. 2 to the table is deleted and replaced with the following:

-------------------------------------------------- ------------ ------------ ----------- ----------- -----------------
Endeavor - Investor Class                            -29.28%         -           -           -           -18.36%
-------------------------------------------------- ------------ ------------ ----------- ----------- -----------------
Ultra Short-Term Income -  Investor Class             0.83%        3.93%       4.36%       5.38%          6.37%
-------------------------------------------------- ------------ ------------ ----------- ----------- -----------------

(2) The Advisor Common Stock, Endeavor Fund, Government Securities, Overseas, Short-Term Bond, and Ultra Short-Term Income Funds commenced operations on December 29, 1989, April 6, 2001, October 29, 1986, June 30, 1998, August 31,
   1987, and November 25, 1988, respectively. The Advisor U.S. Value Fund and the Growth and Income Fund commenced operations on December 29, 1995, and first offered Class K shares on December 31, 2001. The Heritage Money Fund commenced operations on June 29, 1995, and first offered Institutional Class shares on March 31, 2000.

On page 21 of the prospectus, the following rows are added to the Expense table and Footnote Nos. 2 and 3 to the table on Page 22 are deleted and replaced with the following:

                                                                               Contractual     Net Annual Operating
                                                                 Total         Waivers         Expenses (after
                             Management    12b-1     Other       Annual        and/or          contractual waivers
  Fund                       Fees(1)       Fee       Expenses    Operating     Absorptions     and/or absorptions)
                                                                 Expenses
---------------------------- -------------- -------- ----------- ------------- --------------- -----------------------
  Endeavor                       0.75%      0.25%       1.65%       2.65%          0.65%           2.00%(2) (3)
  Ultra Short-Term Income        0.30%         -        0.52%       0.82%              -           0.82%

 (2) The Advisor Common Stock Fund, Advisor U.S. Value Fund, Endeavor Fund, Growth and Income Fund, and Overseas Fund participated in a program under which they received a credit for part of the brokerage commission paid in transactions with participating brokers. This credit was applied to the Funds' Other Expenses that were not attributable to Strong or its affiliates. Total Annual Operating Expenses do not reflect these credits or any other expense reimbursements or fee waiver arrangements for the Underlying Funds. After giving effect to these credits, expense reimbursements, and fee waiver arrangements, Total Annual Operating Expenses as of December 31, 2002, were 1.33% for the Advisor Common Stock Fund, 0.97% for the Advisor U.S. Value Fund, 1.95% for the Endeavor Fund, 0.91% for the Government Securities Fund, 0.98% for the Growth and Income Fund, 0.18% for the Heritage Money Fund, 1.79% for the Overseas Fund, and 0.90% for the Short-Term Bond Fund. Voluntary expense reimbursements and fee waiver arrangements can be modified or terminated at any time.
 (3) We have contractually agreed to waive our fees and/or absorb expenses until May 1, 2004, to keep Total Annual Operating Expenses at no more than 0.99% for the Advisor U.S. Value and Growth and Income Funds, 2.00% for the Endeavor Fund, and 1.50% for the Overseas Fund.


     The date of this Prospectus Supplement is November 24, 2003.


RT39843 11-03                                              LIF1103/WH2855 11-03